Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 17. Supplemental Oil and Gas Information (Unaudited)

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Evaluated oil and natural gas properties	$3,329,338	$2,077,344	$1,849,457
Support equipment and facilities	185,997	5,910	5,760
Unevaluated oil and natural gas properties	—	1,960	6,964
Accumulated depletion, depreciation, and amortization	(1,057,398)	(462,742)	(345,579)
Total	$2,457,937	$1,622,472	$1,516,602

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Property acquisition costs, proved	$983,076	$37,786	$278,246
Property acquisition costs, unproved	720	—	—
Exploration	—	—	42,430
Development (1)	306,751	164,920	99,395
Total	$1,290,547	$202,706	$420,071

(1) Amounts do not include costs for SPBPC and related support equipment.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Partnership’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible — from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations — prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

We engaged NSAI and Ryder Scott to audit our reserves estimates for approximately 86% of our estimated proved reserves (by volume) at December 31, 2014. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

The weighted-average benchmark product prices used for valuing the reserves are based upon the average of the first-day-of-the-month price for each month within the period January through December of each year presented:

	2014	2013	2012
Oil ($/Bbl):
WTI (1)	$91.48	$93.42	$91.22

NGL ($/Bbl):
WTI (1)	$91.48	$93.42	$91.27

Natural Gas ($/MMbtu):
Henry Hub (2)	$4.35	$3.67	$2.76

(1)      The weighted average WTI price was adjusted by lease for quality, transportation fees, and a regional price differential.

(2)      The weighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

The following tables set forth estimates of the net reserves as of December 31, 2014, 2013 and 2012, respectively:

	Year Ended December 31, 2014
	Oil	Gas	NGLs	Equivalent
	(MBbls)	(MMcf)	(MBbls)	(MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	39,635	737,908	35,794	1,190,484
Extensions and discoveries	849	12,783	711	22,145
Purchase of minerals in place	69,095	13,036	22,351	561,713
Production	(3,134)	(48,721)	(2,498)	(82,518)
Revision of previous estimates	(6,187)	12,210	2,676	(8,864)
End of year	100,258	727,216	59,034	1,682,960

Proved developed reserves:
Beginning of year	22,429	427,983	17,637	668,381
End of year	54,723	417,247	37,260	969,141

Proved undeveloped reserves:
Beginning of year	17,206	309,925	18,157	522,103
End of year	45,535	309,969	21,774	713,819

	Year Ended December 31, 2013
	Oil	Gas	NGLs	Equivalent
	(MBbls)	(MMcf)	(MBbls)	(MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	40,822	794,369	39,554	1,276,625
Extensions and discoveries	5,814	85,455	4,353	146,463
Purchase of minerals in place	119	16,294	258	18,554
Production	(1,797)	(41,287)	(1,806)	(62,910)
Revision of previous estimates	(5,323)	(116,923)	(6,565)	(188,248)
End of year	39,635	737,908	35,794	1,190,484

Proved developed reserves:
Beginning of year	24,784	441,858	18,060	698,922
End of year	22,429	427,983	17,637	668,381

Proved undeveloped reserves:
Beginning of year	16,038	352,511	21,494	577,703
End of year	17,206	309,925	18,157	522,103

	Year Ended December 31, 2012
	Oil	Gas	NGLs	Equivalent
	(MBbls)	(MMcf)	(MBbls)	(MMcfe)
Proved developed and undeveloped reserves:
Beginning of year	31,630	1,138,112	50,245	1,629,362
Extensions and discoveries	7,618	29,824	1,697	85,714
Purchase of minerals in place	11,336	113,617	7,095	224,203
Production	(1,565)	(38,129)	(830)	(52,499)
Sales of minerals in place	(4,214)	(4,214)	—	(29,498)
Revision of previous estimates	(3,983)	(444,841)	(18,653)	(580,657)
End of year	40,822	794,369	39,554	1,276,625

Proved developed reserves:
Beginning of year	19,535	470,116	11,045	653,596
End of year	24,784	441,858	18,060	698,922

Proved undeveloped reserves:
Beginning of year	12,095	667,996	39,200	975,766
End of year	16,038	352,511	21,494	577,703

Noteworthy amounts included in the categories of proved reserve changes in the above tables include:

•

We acquired 561.7 Bcfe in multiple acquisitions during the year ended December 31, 2014, the largest being the Wyoming Acquisition of 497.2 Bcfe.  We also acquired 45.0 Bcfe from the Eagle Ford Acquisition. An upward revision of natural gas for the year ended December 31, 2014 was due to increased natural gas prices on the Classic properties.  The upward revision was partially offset by a downward revision of natural gas for the year ended December 31, 2014, which was primarily due to updated well performance data in certain East Texas fields. Proved undeveloped reserves increased during the year ended December 31, 2014 primarily due to the Wyoming Acquisition.

•

We acquired 224.2 Bcfe in multiple acquisitions during the year ended December 31, 2012, the largest being the Goodrich Acquisition of 148.9 Bcfe. Stanolind acquired 43.6 Bcfe through multiple acquisitions, the largest being the Menemsha Acquisition of 23.9 Bcfe. During the year ended December 31, 2012, Propel divested 19.0 Bcfe of offshore Louisiana oil and gas properties to an NGP controlled entity.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

The standardized measure of discounted future net cash flows is as follows:

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Future cash inflows	$14,190,450	$7,672,312	$7,478,131
Future production costs	(4,821,051)	(2,963,146)	(2,537,077)
Future development costs	(1,455,926)	(901,374)	(818,228)
Future income tax expense (1)	(119,675)	—	—
Future net cash flows for estimated timing of cash flows	7,793,798	3,807,792	4,122,826
10% annual discount for estimated timing of cash flows	(4,881,811)	(2,089,588)	(2,350,586)
Standardized measure of discounted future net cash flows	$2,911,987	$1,718,204	$1,772,240

(1)

We are subject to the Texas margin tax which has a maximum effective rate of 0.7% of gross income apportioned to Texas. Due to immateriality we have excluded the impact of this tax for the years ended December 31, 2014, 2013 and 2012. Amount relates to Classic since its reserves were a part of a taxable entity for federal income state purposes at December 31, 2014.

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2014:

	Years Ended December 31,
	2014	2013	2012
	(In thousands)
Beginning of year	$1,718,204	$1,772,240	$2,261,764
Sale of oil and natural gas produced, net of production costs	(354,932)	(255,031)	(186,798)
Purchase of minerals in place	1,489,477	23,160	375,953
Sale of minerals in place	—	—	(154,963)
Extensions and discoveries	44,843	150,631	272,761
Changes in income taxes, net	(63,180)	—	1,947
Changes in prices and costs	(170,682)	(26,648)	(520,852)
Previously estimated development costs incurred	275,078	199,775	117,793
Net changes in future development costs	(133,098)	(16,219)	(16,074)
Revisions of previous quantities	(48,087)	(373,109)	(573,725)
Accretion of discount	171,820	177,223	226,371
Change in production rates and other	(17,456)	66,182	(31,937)
End of year	$2,911,987	$1,718,204	$1,772,240